Loans and financing - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	R$ 84,369	R$ 67,656
Non-current portion of non-current borrowings	617,533	649,762
Working capital
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	48,468	39,103
Non-current portion of non-current borrowings	R$ 511,613	558,608
Working capital | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.36%
Working capital | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.71%
Investment financing
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	R$ 27,287	25,329
Non-current portion of non-current borrowings	R$ 70,650	83,375
Investment financing | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.13%
Financial leases liabilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	R$ 8,614	3,224
Non-current portion of non-current borrowings	R$ 35,270	R$ 7,779
Financial leases liabilities | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.30%